Label	Element	Value
M Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	M LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If those fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If those fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. As of March 31, 2023, the market capitalization range of companies in the Russell 1000® Index was between approximately $455 million and $2.6 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine-month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine-month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year since for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Value Index. The performance prior to May 1, 2013 and December 31, 2019 reflects the performance results obtained under two different successive sub-advisers that used different investment strategies. Had the current sub-adviser and investment strategies been in place during that period, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year since for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 16.06% (for the quarter ended 12/31/2022) Lowest quarterly return: (28.75)% (for the quarter ended 3/31/2020)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.75%)
Performance Table Heading	rr_PerformanceTableHeading	The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000® Value Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2022)
M Large Cap Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
M Large Cap Value Fund | Large-Capitalization Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
M Large Cap Value Fund | Economic and Market Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact the Fund's performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Companies, including banks and financial services companies, could suffer losses if interest rates rise or economic conditions deteriorate.
M Large Cap Value Fund | Additional Market Disruption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Additional Market Disruption Risk. In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia's economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on the Fund's investments and performance beyond any direct or indirect exposure the Fund may have to Russian issuers or those of adjoining geographic regions. The sanctions and compliance with these sanctions may impair the ability of the Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which the Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on the Fund's investments as well as the Fund's performance, and the value or liquidity of certain securities held by the Fund may decline significantly. In addition, rising tensions between China and Taiwan over a forced reunification have caused concerns in the region and globally. China sees self-ruled Taiwan as a breakaway province that will eventually be part of China again. Previous efforts by China's leadership sought to bring about reunification by non-military means. In 2021, concerns escalated when China began sending military aircraft into Taiwan's air defense zone, a self-declared area where foreign aircraft are identified, monitored and controlled in the interests of Taiwan's national security. These actions have caused Taiwan and other countries to fear further escalation in the region.
M Large Cap Value Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.
M Large Cap Value Fund | Value Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investment Risk. Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
M Large Cap Value Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is actively managed. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to incur losses or underperform relative to its benchmarks or other investments with similar investment objectives. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
M Large Cap Value Fund | COVID-19 Pandemic Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COVID-19 Pandemic Risk. The global outbreak of the novel coronavirus and related disease (COVID-19) continues to create significant economic and social uncertainty throughout the world and is causing significant related market volatility. In particular, travel restrictions, disruption of healthcare systems, quarantines and supply chain disruptions are having significant economic impacts. These impacts are on-going and may last for an extended period of time. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund's net asset value.
M Large Cap Value Fund | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the sub-adviser's control, including instances at third parties. The Fund and the sub-adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
M Large Cap Value Fund | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
M Large Cap Value Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when investments are difficult to sell as the result of low trading volume, lack of market makers, and/or legal restrictions. Illiquid securities may prevent the Fund from entering into security transactions at advantageous times or prices, potentially reducing the return of the Fund's portfolio. Investments in smaller market capitalizations and over-the-counter markets have greater exposure to liquidity risk.
M Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.29%
M Large Cap Value Fund | M Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
Annual Return 2013	rr_AnnualReturn2013	34.22%
Annual Return 2014	rr_AnnualReturn2014	9.68%
Annual Return 2015	rr_AnnualReturn2015	(0.66%)
Annual Return 2016	rr_AnnualReturn2016	9.64%
Annual Return 2017	rr_AnnualReturn2017	14.99%
Annual Return 2018	rr_AnnualReturn2018	(12.07%)
Annual Return 2019	rr_AnnualReturn2019	21.52%
Annual Return 2020	rr_AnnualReturn2020	(3.16%)
Annual Return 2021	rr_AnnualReturn2021	30.01%
Annual Return 2022	rr_AnnualReturn2022	(1.45%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.35%